UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23502

Siren ETF Trust

(Exact name of registrant as specified in charter)

2600 Philmont Avenue, Suite 215

Huntingdon Valley, Pennsylvania 19006

(Address of principal executive offices) (Zip code)

Javier Jimenez

U.S. Bancorp Fund Services, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

(Name and address of agent for service)

(855) 713-3837

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders.

Siren ETF Trust

Siren Large Cap Blend Index ETF (SPQQ)

The NASDAQ Stock Market, LLC

SEMI-ANNUAL REPORT

September 30, 2020
(Unaudited)

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you invest through a financial intermediary, you may elect to receive shareholder reports and other communications electronically from the Fund by contacting your financial intermediary (such as a broker-dealer or bank). If you invest directly with the Fund, you will receive shareholder reports electronically beginning in February 2021.

You may elect to receive all future shareholder reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, by calling 1-866-829-5457 to let the Fund know of your request.

Siren Large Cap Blend Index ETF

Table of Contents

Portfolio Allocations	2
Schedule of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Expense Example	13
Board of Trustees’ Approval of Advisory Agreement	14
Additional Information	16

Siren Large Cap Blend Index ETF

Portfolio Allocations

September 30, 2020 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Technology	33.8%
Communications	21.2
Consumer Staples	12.0
Health Care	11.3
Consumer Discretionary	9.1
Financials	7.8
Energy	2.5
Industrials	1.5
Short-Term Investments and Other Assets and Liabilities	0.8
Total	100.0%

Siren Large Cap Blend Index ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 99.2%
	Communications 21.2%
56	Alphabet, Inc. (a)	$82,074
1,436	AT&T, Inc.	40,940
24	Booking Holdings, Inc. (a)	41,056
80	Charter Communications, Inc. (a)	49,947
2,012	Comcast Corp.	93,075
346	Facebook, Inc. (a)	90,617
88	Netflix, Inc. (a)	44,003
396	T-Mobile US, Inc. (a)	45,287
384	The Walt Disney Co.	47,647
754	Verizon Communications, Inc.	44,855
		579,501
	Consumer Discretionary 9.1%
28	Amazon.com, Inc. (a)	88,164
576	Starbucks Corp.	49,490
150	Tesla, Inc. (a)	64,352
172	The Home Depot, Inc.	47,766
		249,772
	Consumer Staples 12.0%
136	Costco Wholesale Corp.	48,280
832	Mondelez International, Inc.	47,798
640	PepsiCo, Inc.	88,704
345	Procter & Gamble Co/The	47,952
968	The Coca-Cola Co.	47,790
348	Walmart, Inc.	48,689
		329,213
	Energy 2.5%
476	Chevron Corp.	34,272
970	Exxon Mobil Corp.	33,300
		67,572
	Financials 7.8%
1,775	Bank of America Corp.	42,760
211	Berkshire Hathaway, Inc. (a)	44,930
252	CME Group, Inc.	42,162
452	JPMorgan Chase & Co.	43,514
1,645	Wells Fargo & Co.	38,674
		212,040
	Health Care 11.3%
176	Amgen, Inc.	44,732
600	Gilead Sciences, Inc.	37,914
72	Intuitive Surgical, Inc. (a)	51,087
300	Johnson & Johnson	44,664
552	Merck & Co, Inc.	45,788
1,150	Pfizer, Inc.	42,205
140	UnitedHealth Group, Inc.	43,648
		310,038
	COMMON STOCKS 99.2% (continued)
	Industrials 1.5%
240	The Boeing Co.	$39,662

	Technology 33.8%
192	Adobe, Inc. (a)	94,163
928	Apple, Inc.	107,472
284	Automatic Data Processing, Inc.	39,615
132	Broadcom, Inc.	48,090
1,750	Cisco Systems, Inc.	68,933
432	Fiserv, Inc. (a)	44,518
1,600	Intel Corp.	82,848
144	Intuit, Inc.	46,974
140	Mastercard, Inc.	47,344
430	Microsoft Corp.	90,442
112	NVIDIA Corp.	60,617
240	PayPal Holdings, Inc. (a)	47,287
472	QUALCOMM, Inc.	55,545
336	Texas Instruments, Inc.	47,977
216	Visa, Inc.	43,194
		925,019
	Total Common Stocks
	(Cost $2,491,566)	2,712,817

	MONEY MARKET FUNDS 0.8%
22,866	First American Government Obligations Fund, 0.05% (b)	22,866
	Total Money Market Funds
	(Cost $22,866)	22,866

	Total Investments 100.0%
	(Cost $2,514,432)	2,735,683

	Other Assets in Excess of Liabilities 0.0%	807

	TOTAL NET ASSETS 100.0%	$2,736,490

(a)	Non-Income Producing.

(b)	7-day net yield.

The accompanying notes are an integral part of the financial statements.

Siren Large Cap Blend Index ETF

Statement of Assets and Liabilities

September 30, 2020 (Unaudited)

ASSETS:
Investments at cost	$2,514,432
Investments at value	$2,735,683
Interest and dividends receivable	1,255
Total assets	2,736,938

LIABILITIES:
Payable to Adviser	448
Total liabilities	448

Net Assets	$2,736,490

NET ASSETS CONSIST OF:
Paid in capital	$2,500,000
Total distributable earnings	236,490
Net Assets	$2,736,490

Shares issued and outstanding, $0 par value, unlimited shares authorized	100,000

Net Asset Value, Redemption Price and Offering Price Per Share	$27.36

The accompanying notes are an integral part of the financial statements.

Siren Large Cap Blend Index ETF

Statement of Operations

For the Period June 30, 2020(1) through September 30, 2020 (unaudited)
INVESTMENT INCOME:
Dividends	$11,277
Interest	3
Total investment income	11,280

EXPENSES:
Investment advisory fees	1,335
Total expenses	1,335

Net Investment Income	9,945

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	5,294
Change in net unrealized appreciation on:
Investments	221,251

Net Realized and Unrealized Gain on Investments	226,545

Net Increase in Net Assets Resulting from Operations	$236,490

(1)	Commencement of operations.

The accompanying notes are an integral part of the financial statements.

Siren Large Cap Blend Index ETF

Statement of Changes in Net Assets

For the Period June 30, 2020(1) through September 30, 2020 (unaudited)
OPERATIONS:
Net investment income	$9,945
Net realized gain on investments	5,294
Change in net unrealized appreciation on investments	221,251
Net increase in net assets resulting from operations	236,490

CAPITAL SHARE TRANSACTIONS:
Shares sold	2,500,000
Net increase in net assets resulting from capital share transactions	2,500,000

Total Increase in Net Assets	2,736,490

NET ASSETS:
Beginning of Period	—
End of Period	$2,736,490

TRANSACTIONS IN SHARES:
Shares sold	100,000
Net increase in shares outstanding	100,000

(1)	Commencement of operations.

The accompanying notes are an integral part of the financial statements.

Siren Large Cap Blend Index ETF

Financial Highlights

	For the Period Ended September 30, 2020(1) (unaudited)
Net Asset Value, Beginning of Period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.10	(2)
Net realized and unrealized gain on investments	2.26
Total Income from Investment Operations	2.36

Net Asset Value, End of Period	$27.36

Total Returns:
Net Asset Value(3)	9.46	%(5)
Market Value(4)	9.56	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,736
Ratio of expenses to average net assets
Before waivers and reimbursements	0.20	%(6)
Net of waivers and reimbursements	0.20	%(6)
Ratio of net investment income to average net assets	1.49	%(6)
Portfolio turnover rate(7)	1	%(5)

(1)	Commenced operations on June 30, 2020.

(2)	Per share net investment income has been calculated using the daily average share method.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NASDAQ Stock Market, LLC. Market value returns may vary from net asset value returns.

(5)	Not annualized.

(6)	Annualized.

(7)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of the financial statements.

Siren Large Cap Blend Index ETF

Notes to Financial Statements

September 30, 2020 (Unaudited)

1.	ORGANIZATION

Siren Large Cap Blend Index ETF (the “Fund”) is a non-diversified series of the Siren ETF Trust (the “Trust”). The Trust was organized on October 25, 2019 as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Siren Large Cap Blend Index (the “Index”). There can be no guarantee that the Fund will achieve its investment objective. The Fund commenced operations on June 30, 2020.

2. Share Transactions

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges. Shares of the Fund will be listed and traded on the NASDAQ Stock Market, LLC (the “Exchange”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 25,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Fund’s distributor, Foreside Financial Services, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

3. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services —Investment Companies. The following significant accounting policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements.

a) Investment Valuation

The net asset value (“NAV”) of the Fund shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

When calculating the NAV of the Fund shares, securities held by the Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded

Siren Large Cap Blend Index ETF

Notes to Financial Statements

September 30, 2020 (Unaudited) (Continued)

transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation procedures, which were approved by the Board of Trustees (the “Trustees” or the “Board”). The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s target Index. This may adversely affect the Fund’s ability to track its Target Index.

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$2,712,817	$—	$—	$2,712,817
Short-Term Investments
Money Market Funds	22,866	—	—	22,866
Total	$2,735,683	$—	$—	$2,735,683

b) Federal Income Taxes

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the fiscal period ended September 30, 2020, the Fund did not incur any interest or penalties.

Siren Large Cap Blend Index ETF

Notes to Financial Statements

September 30, 2020 (Unaudited) (Continued)

c) Distribution of Income and Gains

The Fund intends to declare and make distributions of investment company taxable income after payment of the Fund’s operating expenses and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

d) Security Transactions and Investment Income

Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.

e) Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The Fund’s financial statements are stated in U.S. dollars.

f) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the NAV per share.

g) Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

h) Reclassification of Capital Accounts

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal period ended September 30, 2020, the Fund had no reclassifications made.

i) Impact of COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance.

j) Subsequent Events

On July 27, 2020, the Adviser entered into an agreement to purchase three exchange-traded funds from Reality Shares, Inc. (the “Transaction”). The Transaction was completed on November 23, 2020. As of November 23, 2020, the series of the Trust included the Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF and Siren Nasdaq NexGen Economy ETF. All acquisition costs were absorbed by the Adviser.

Siren Large Cap Blend Index ETF

Notes to Financial Statements

September 30, 2020 (Unaudited) (Continued)

4. Organizational and Offering Costs

Through commencement of the Fund’s operations on June 30, 2020, SRN Advisors, LLC, the investment adviser to the Fund, incurred organizational and offering costs on behalf of the Fund and has agreed to absorb and permanently waive those costs.

5. Investment Advisory and Other Agreements

SRN Advisors, LLC (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides management services to the Fund and oversees the day-to-day operations of the Fund, subject to the supervision of the Board and the officers of the Trust. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. For services provided to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.20% based on the Fund’s average daily net assets. For the fiscal period ended September 30, 2020, the Fund incurred $1,335 in investment advisory fees.

Under the terms of the Advisory Agreement, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Fund will bear the cost of, (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses connected with the execution of portfolio securities transactions, (iv) dividends and expenses associated with securities sold short, (v) non-routine expenses and fees, and (vi) expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act.

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; reviews the Fund’s advisory fee expense accrual and coordinates the preparation and payment of the advisory fee. The Distributor serves as the principal underwriter for shares of the Fund, and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian (the “Custodian”). As of September 30, 2020, there were no fees incurred by the Fund from the service providers described above as the Adviser bore all such costs.

BBD, LLP serves as Independent Registered Public Accounting Firm to the Trust, and the Fund.

Morgan, Lewis & Bockius LLP serves as Legal Counsel to the Trust, and the Fund.

Foreside Financial Services, LLC serves as the distributor of Creation Units for the Fund. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described under “Share Transactions” above. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

6. Related Parties

At September 30, 2020, certain Officers and Trustees of the Trust were also officers or employees of the Adviser.

7. Purchases and Sales of Securities

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the fiscal period ended September 30, 2020, were $34,015 and $73,652, respectively.

The costs of purchases of in-kind transactions associated with creations during the fiscal period ended September 30, 2020, were $2,525,909. There were no in-kind sales transactions during the fiscal period ended September 30, 2020.

Siren Large Cap Blend Index ETF

Notes to Financial Statements

September 30, 2020 (Unaudited) (Continued)

8. Distributions to Shareholders

There were no distributions paid to shareholders by the Fund during the fiscal period ended September 30, 2020.

9. Rule 12b-1 Plan.

The Trust, on behalf of the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”) applicable to its shares. The Rule 12b-1 Plan provides a method of paying for distribution and shareholder services, which may help the Fund grow or maintain asset levels to provide operational efficiencies and economies of scale, provided by the Distributor or other financial intermediaries that enter into agreements with the Distributor. The Fund may make payments to financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

As of September 30, 2020, the Fund has not incurred any distribution fees, and there are no plans to impose these fees. However, in the event that Rule 12b-1 fees are charged in the future, because the Fund would pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment in the Fund.

10. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2020, the Fund had an omnibus shareholder account (comprised of a group of individual shareholders), which owned 100% of the Fund’s outstanding shares. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.

11. Principal Risks

As with all exchange traded funds, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A description of principal risks is included in the prospectus under the heading “Principal Investment Risks.”

Siren Large Cap Blend Index ETF

Expense Example

September 30, 2020 (Unaudited)

As a shareholder of the Siren Large Cap Blend Index ETF you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) (excluding transaction costs) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2020 – September 30, 2020). The actual dollar amounts shown as expenses paid during the period for the Siren Large Cap Blend Index ETF are multiplied by 92/365, which is based on July 1, 2020, the date the Fund began trading on the NASDAQ Stock Market, LLC (the “Exchange”).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE 9/30/2020	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD
Actual Fund Return*	$ 1,000.00	$ 1,094.60	0.20%	$ 0.53
Hypothetical 5% Return**	$ 1,000.00	$ 1,024.07	0.20%	$ 1.01

*

Actual expenses are equal to the Fund’s annualized expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 92/365 to reflect the most recent fiscal period end since the Fund began trading on the Exchange on July 1, 2020.

**

Hypothetical expenses are equal to the Funds’ annualized expense ratio of 0.20% multiplied by the average account value over the period commencing April 1, 2020, multiplied by 183/365 to reflect information had the Fund been in operation for the entire fiscal half year.

Siren Large Cap Blend Index ETF

Board of Trustees’ Approval of Advisory Agreement

September 30, 2020 (Unaudited)

The Board of Trustees (the “Trustees” or the “Board”) of Siren ETF Trust (the “Trust”) attended a meeting held on June 26, 2020 (the “Meeting”), called for the purpose of, among other things, considering and voting on the approval of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust, on behalf of the Siren Large Cap Blend Index ETF, a new series of the Trust (the “Fund”), and SRN Advisors, LLC (the “Adviser”). The Board, including a majority of the Trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust or the Adviser (“Independent Trustees”), voting separately, unanimously approved the Investment Advisory Agreement with respect to the Fund based on the Board’s review of qualitative and quantitative information provided by the Adviser.1

Prior to the Meeting: (a) the Board requested and received from the Adviser, and evaluated, a wide variety of information that the Board, including the Independent Trustees, deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (b) the Board received from legal counsel to the Trust, and evaluated, a memorandum regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement; and (c) the Independent Trustees discussed such information and memorandum in executive session outside of the presence of management.

At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the investment advisory and other services to be provided to the Fund by the Adviser; (b) the Adviser’s investment management personnel; (c) the Adviser’s compliance personnel and compliance program; (d) the Adviser’s operations and financial condition; (e) a comparison of the Fund’s proposed investment advisory fee to the investment advisory fees charged to comparable funds; (f) the anticipated profitability of the Adviser with respect to its management of the Fund; and (g) the proposed terms of the Investment Advisory Agreement. During the Meeting, a representative of the Adviser engaged in a dialogue with the Trustees to help the Trustees evaluate the Adviser’s services, fees and other aspects of the proposed Investment Advisory Agreement. A discussion of the factors considered by the Board follows:

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Nature, Extent and Quality of Services Proposed to be Provided by the Adviser. In considering the nature, extent and quality of the services proposed to be provided by the Adviser to the Fund, the Board considered the Adviser’s responses to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund. The Board considered that the Adviser is newly registered with the SEC, and the registration form (“Form ADV”) for the Adviser was available to the Board. The Board further considered the experience of the Adviser’s personnel in exchange traded fund portfolio management, trading and other operations gained over time through various industry roles. The Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the proposed investment and risk management approaches for the Fund. The Board also considered the Adviser’s financial resources, compliance program and compliance personnel. The Board also reviewed the terms of the proposed Investment Advisory Agreement.

The Board also considered other services to be provided to the Fund by the Adviser such as services provided in connection with rebalancing the Fund’s portfolio in accordance with the methodology of its underlying index, monitoring the relationships with the Fund’s authorized participants, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

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Costs of Services Proposed to be Provided to the Fund; Estimated Profits to be Realized by the Adviser. The Board also reviewed statistical information provided by the Adviser regarding the Fund’s proposed advisory fee. The Adviser prepared a report to help the Board compare the Fund’s advisory fee to those of comparable funds in the Fund’s peer group, as determined by the Adviser. The Adviser discussed, and the Board considered, the methodology that the Adviser used to determine the Fund’s peer group. The Board also considered the Adviser’s representation that it found the peer group that it compiled to be appropriate.

The Board further noted that the Adviser proposed, in the Investment Advisory Agreement, to agree to pay all operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the advisory fee, interest expense, taxes, brokerage expenses and other expenses connected

Siren Large Cap Blend Index ETF

Board of Trustees’ Approval of Advisory Agreement

September 30, 2020 (Unaudited) (Continued)

with the execution of portfolio securities transactions, dividends and expenses associated with securities sold short, non-routine expenses and fees and expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Board also reviewed estimates of: (a) the foregoing Fund expenses; (b) the revenue to be received by the Adviser from the Fund; and (c) the Adviser’s associated profit margin, each for the Fund’s first year of operations based on asset level projections. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature, extent and quality of the services to be provided to the Fund by the Adviser. The Board further determined that, because the Fund was new, the Adviser’s profitability with respect to its management of the Fund can only be estimated and that it was not possible to determine such profitability with any certainty. Accordingly, the Trustees did not make any conclusions regarding the Adviser’s profitability, but will do so during future considerations of the Investment Advisory Agreement.

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Economies of Scale. The Trustees noted that the Fund is new and that, therefore, it is not possible to determine the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Investment Advisory Agreement.

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“Fall-Out” Benefits. The Trustees also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the Fund, but that such benefits are not easily quantifiable. The Trustees also noted that the Trust’s service providers are not affiliated with the Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser.

Approval of the Investment Advisory Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Investment Advisory Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Investment Advisory Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

1 The Meeting was held telephonically in reliance on exemptive relief granted by the Securities and Exchange Commission (the “SEC”) from the requirement provided in Section 15(c) of the 1940 Act that the Investment Advisory Agreement be approved in-person.

Siren Large Cap Blend Index ETF

Additional Information

September 30, 2020 (Unaudited)

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of each other Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.sirenetfs.com.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Disclosure of Portfolio Holdings

Siren ETF Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-732-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Siren ETF Trust’s website at www.sirenetfs.com.

Proxy Voting Policies and Procedures

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (866) 829-5457, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at www.sirenetfs.com. Information on how the Fund voted proxies relating to portfolio securities during the period ended May 31 is available without charge, upon request, by calling (833) 933-2083 or by accessing the website of the SEC.

The Fund’s proxy voting records are required to be filed with the SEC on Form N-PX for its most recent 12-month period ended June 30. The Fund commenced operations on June 30, 2020 and, therefore, has not filed any proxy voting records with the SEC as of September 30, 2020.

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Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Siren ETF Trust

By (Signature and Title)	/s/ Scott Freeze
Scott Freeze, President/Principal Executive Officer

Date	12/3/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Freeze
Scott Freeze, President/Principal Executive Officer

Date	12/3/2020

By (Signature and Title)	/s/ Troy Statczar
Troy Statczar, Principal Financial Officer

Date	12/3/2020